ASSETS HELD FOR SALE (Details) - GBP (£) £ in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure Of Assets And Liabilities Classified As Held For Sale [Line Items]
Assets held for sale	£ 20	£ 12
Non-current assets held for sale
Disclosure Of Assets And Liabilities Classified As Held For Sale [Line Items]
Assets held for sale	20	12
Property, plant and equipment | Non-current assets held for sale
Disclosure Of Assets And Liabilities Classified As Held For Sale [Line Items]
Assets held for sale	£ 20	£ 12